Income Taxes (Schedule of Deferred Taxes Presented in Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Abstract]
As part of non-current assets	$ 9,925	$ 2,733
As part of non-current liabilities	(162,570)	(147,714)
Deferred tax asset (liability)	$ (152,645)	$ (144,981)	$ (120,728)